Schedule of Investments(a)
January 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.85%
Aerospace & Defense–3.29%
Lockheed Martin Corp.	86,188	$39,927,453
Raytheon Technologies Corp.	869,128	86,782,431
		126,709,884
Air Freight & Logistics–1.33%
United Parcel Service, Inc., Class B	276,532	51,222,022
Asset Management & Custody Banks–1.68%
State Street Corp.	710,992	64,934,899
Automobile Manufacturers–0.73%
Bayerische Motoren Werke AG (Germany)	278,094	28,170,890
Biotechnology–1.29%
AbbVie, Inc.	337,682	49,892,515
Building Products–1.07%
Trane Technologies PLC	230,697	41,322,447
Cable & Satellite–1.86%
Comcast Corp., Class A	1,827,528	71,913,227
Construction Machinery & Heavy Trucks–1.25%
Caterpillar, Inc.	190,831	48,144,753
Diversified Banks–4.66%
Bank of America Corp.	2,611,337	92,650,237
JPMorgan Chase & Co.	623,229	87,227,131
		179,877,368
Electric Utilities–0.94%
Entergy Corp.	335,914	36,372,768
Electrical Components & Equipment–1.86%
ABB Ltd. (Switzerland)	989,488	34,455,916
Emerson Electric Co.	413,137	37,273,220
		71,729,136
Electronic Manufacturing Services–0.80%
TE Connectivity Ltd.	242,367	30,816,964
Financial Exchanges & Data–1.49%
CME Group, Inc., Class A	324,508	57,327,583
Food Distributors–0.51%
Sysco Corp.	253,511	19,636,962
Gas Utilities–0.99%
National Fuel Gas Co.(b)	656,904	38,139,846
General Merchandise Stores–1.77%
Target Corp.	396,587	68,268,486
Gold–0.74%
Newmont Corp.	541,643	28,669,164
Health Care Equipment–3.54%
Becton, Dickinson and Co.	297,888	75,133,312
Shares		Value
Health Care Equipment–(continued)
Medtronic PLC	733,238	$61,364,688
		136,498,000
Health Care Services–2.22%
CVS Health Corp.	969,113	85,495,149
Heavy Electrical Equipment–0.00%
Accelleron Industries AG (Switzerland)(c)	1	24
Home Improvement Retail–1.45%
Lowe’s Cos., Inc.	269,050	56,029,662
Hypermarkets & Super Centers–2.26%
Walmart, Inc.	606,101	87,199,751
Industrial Machinery–1.20%
Parker-Hannifin Corp.	141,660	46,181,160
Integrated Oil & Gas–7.02%
Chevron Corp.	582,420	101,352,728
Exxon Mobil Corp.	1,461,418	169,539,102
		270,891,830
Integrated Telecommunication Services–2.75%
Deutsche Telekom AG (Germany)	2,539,844	56,505,962
Verizon Communications, Inc.	1,194,022	49,635,495
		106,141,457
Investment Banking & Brokerage–1.40%
Morgan Stanley	554,290	53,949,046
IT Consulting & Other Services–2.24%
Accenture PLC, Class A	165,907	46,296,349
International Business Machines Corp.	297,984	40,147,384
		86,443,733
Managed Health Care–2.29%
UnitedHealth Group, Inc.	176,773	88,243,314
Multi-line Insurance–2.06%
Hartford Financial Services Group, Inc. (The)	1,024,327	79,498,018
Multi-Utilities–3.13%
Dominion Energy, Inc.	690,798	43,962,385
Public Service Enterprise Group, Inc.	1,236,724	76,590,317
		120,552,702
Oil & Gas Exploration & Production–2.11%
ConocoPhillips	668,473	81,466,804
Oil & Gas Storage & Transportation–1.01%
Enbridge, Inc. (Canada)	956,022	39,144,774
Packaged Foods & Meats–3.60%
Kraft Heinz Co. (The)(b)	1,996,504	80,918,307
Nestle S.A.	474,158	57,862,189
		138,780,496

See accompanying notes which are an integral part of this schedule.
Invesco Dividend Income Fund

Shares		Value
Paper Packaging–0.65%
Sonoco Products Co.	410,222	$25,068,666
Pharmaceuticals–8.81%
AstraZeneca PLC (United Kingdom)	404,080	52,869,136
Eli Lilly and Co.	138,923	47,810,351
Johnson & Johnson	801,940	131,053,035
Merck & Co., Inc.	1,005,718	108,024,170
		339,756,692
Property & Casualty Insurance–3.92%
Chubb Ltd.(b)	374,968	85,301,470
Travelers Cos., Inc. (The)	345,537	66,039,032
		151,340,502
Railroads–1.40%
Union Pacific Corp.	263,614	53,827,343
Regional Banks–4.11%
Fifth Third Bancorp	1,456,349	52,850,905
M&T Bank Corp.	395,280	61,663,680
Regions Financial Corp.	1,866,283	43,932,302
		158,446,887
Restaurants–3.13%
McDonald’s Corp.	274,625	73,434,725
Starbucks Corp.	431,725	47,118,466
		120,553,191
Semiconductor Equipment–0.72%
Lam Research Corp.	55,356	27,683,536
Semiconductors–2.99%
Analog Devices, Inc.	297,218	50,963,971
Broadcom, Inc.	40,915	23,935,684
Microchip Technology, Inc.(b)	518,968	40,282,296
		115,181,951
Soft Drinks–1.90%
Coca-Cola Co. (The)	1,193,569	73,189,651
Shares		Value
Specialized REITs–2.21%
Crown Castle, Inc.	288,889	$42,787,350
Weyerhaeuser Co.	1,233,317	42,463,104
		85,250,454
Specialty Chemicals–0.96%
DuPont de Nemours, Inc.	498,745	36,882,193
Systems Software–1.51%
Microsoft Corp.	234,410	58,089,142
Total Common Stocks & Other Equity Interests (Cost $2,868,289,299)		3,734,935,042
Money Market Funds–3.13%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e)	42,314,173	42,314,172
Invesco Liquid Assets Portfolio, Institutional Class, 4.48%(d)(e)	30,215,339	30,224,404
Invesco Treasury Portfolio, Institutional Class, 4.30%(d)(e)	48,359,055	48,359,055
Total Money Market Funds (Cost $120,897,631)		120,897,631
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $2,989,186,930)		3,855,832,673
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.23%
Invesco Private Government Fund, 4.36%(d)(e)(f)	13,231,801	13,231,801
Invesco Private Prime Fund, 4.59%(d)(e)(f)	34,020,004	34,030,210
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $47,265,038)		47,262,011
TOTAL INVESTMENTS IN SECURITIES–101.21% (Cost $3,036,451,968)		3,903,094,684
OTHER ASSETS LESS LIABILITIES—(1.21)%		(46,751,125)
NET ASSETS–100.00%		$3,856,343,559
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$31,903,201	$108,254,203	$(97,843,232)	$-	$-	$42,314,172	$667,611
Invesco Liquid Assets Portfolio, Institutional Class	45,313,620	77,324,431	(92,436,952)	3,467	19,838	30,224,404	756,882
Invesco Treasury Portfolio, Institutional Class	36,460,801	123,719,089	(111,820,835)	-	-	48,359,055	745,431
See accompanying notes which are an integral part of this schedule.
Invesco Dividend Income Fund

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$10,993,699	$222,979,191	$(220,741,089)	$-	$-	$13,231,801	$222,334*
Invesco Private Prime Fund	25,651,965	523,942,197	(515,565,505)	(3,027)	4,580	34,030,210	634,423*
Total	$150,323,286	$1,056,219,111	$(1,038,407,613)	$440	$24,418	$168,159,642	$3,026,681

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Dividend Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,505,070,925	$229,864,117	$—	$3,734,935,042
Money Market Funds	120,897,631	47,262,011	—	168,159,642
Total Investments	$3,625,968,556	$277,126,128	$—	$3,903,094,684
Invesco Dividend Income Fund